Document and Entity Information	Jan. 10, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Austerlitz Acquisition Corp I
Amendment Flag	false
Entity Central Index Key	0001838207
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Incorporation State Country Code	E9
Entity File Number	001-40110
Entity Tax Identification Number	98-1583472
Entity Address, Address Line One	1701 Village Center Circle
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89134
City Area Code	(702)
Local Phone Number	323-7330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Fourth Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-fourth of one Warrant
Trading Symbol	AUS.U
Security Exchange Name	NYSE
Classa Redeemable Ordinary Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	AUS
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole Warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	AUS WS
Security Exchange Name	NYSE